Recoverable Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recoverable Taxes [Abstract]
Relates to income tax credits amount	$ 1,970,000	$ 1,610,000
Provisions for income taxes	632,339	760,622
Net amount of tax credit and the provision	$ 1,340,000	$ 857,517